Intangible assets (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets
Contract assets and other concession assets	R$ 601,064	R$ 380,204
Intangible assets	1,077,363	1,933,347
Total	R$ 1,678,427	R$ 2,313,551